BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Dec. 09, 2024	Sep. 19, 2024	Aug. 31, 2025 [1]	Apr. 04, 2025	Feb. 28, 2025	[1],[2]	Sep. 27, 2024	Aug. 26, 2024	Aug. 22, 2024	Aug. 08, 2024	Feb. 29, 2024 [2]	Nov. 08, 2023
Defined Benefit Plan Disclosure [Line Items]
Authorized share capital	$ 500,000											$ 500,000
Ordinary share, shares authorized	1,250,000,000,000		1,250,000,000,000		1,250,000,000,000						1,250,000,000,000	500,000,000
Ordinary share, par value	$ 0.0000004		$ 0.0000004		$ 0.0000004						$ 0.0000004	$ 0.001
Forward split description	2,500 ordinary shares for every one share
Vistek Alliance [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed	16,443,000							9,000
Shares subscribed percentage	81.20%							91.00%
Diamond Stream [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed	911,250							450
Shares subscribed percentage	450.00%							4.50%
Vibrant Epoch [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed	911,250							450
Shares subscribed percentage	450.00%							4.50%
Mega Optimal [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed	992,250							992,250
Shares subscribed percentage	490.00%
Estate of Mr.Tong [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed	992,250
Shares subscribed percentage	490.00%
Mr.Ho and Mr.Teo [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issue							2					2
Mr.Ho [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issue									84	83		1
Shares subscribed										84
Shares subscribed percentage				85.00%
Mr.Ho [Member] | Vistek Alliance [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed									84
Mr.Teo [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issue									14	13		1
Shares subscribed										14
Shares subscribed percentage				15.00%
Mr.Teo [Member] | Vistek Alliance [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares subscribed									14
Mega Optimal [Member] | Vistek Alliance [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares transferred		490
Sale of stock		$ 500,000
Sale of stock percentage		4.90%
Estate of Mr.Tong [Member] | Vistek Alliance [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares transferred		490
Sale of stock		$ 500,000
Sale of stock percentage		4.90%

[1]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).